Equity Based Compensation - Narrative (Detail) - Equity grants - USD ($) $ in Millions				9 Months Ended	12 Months Ended
	Mar. 28, 2020	Nov. 19, 2019	May 19, 2019	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation				$ 3.3	$ 0.8
Forfeitures in period (in shares)				0	0
Class B units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)		22,326,653	4,344,941
Unrecognized compensation costs				$ 7.5	$ 8.2
Unrecognized compensation costs, period of recognition				3 years 3 months	3 years 3 months
Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)	1,000